INCOME TAXES - Reconciliation of Effective Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income taxes at the applicable statutory rate	$ 1,233
Changes in unrecognized tax benefits	(123)
Total income tax expense	$ 841	$ 768	$ 604
Percent
Income taxes at the applicable statutory rate	25.00%	25.00%	25.00%
Changes in unrecognized tax benefits	(2.50%)
Effective income tax expense rate	17.10%	16.80%	15.80%
Ireland
Amount
Nondeductible interest expense	$ 78
Tax rate differential	(61)
Other items - net	$ 30
Percent
Nondeductible interest expense	1.60%
Tax rate differential	(1.20%)
Other items - net	0.60%
United States
Amount
Tax rate differential	$ (96)
State and local income taxes	62
Effect of cross-border tax laws – foreign derived intangible income	(64)
Other items - net	$ (61)
Percent
Tax rate differential	(1.90%)
State and local income taxes	1.30%
Effect of cross-border tax laws – foreign derived intangible income	(1.30%)
Other items - net	(1.20%)
United Arab Emirates
Amount
Tax rate differential	$ (86)
Other items - net	$ 32
Percent
Tax rate differential	(1.70%)
Other items - net	0.60%
Puerto Rico operations
Amount
Tax rate differential	$ (71)
Percent
Tax rate differential	(1.40%)
Other foreign jurisdictions
Amount
Tax rate differential	$ (33)
Percent
Tax rate differential	(0.70%)